Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2017
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2017	December 31, 2016
Cost:
Beginning balance	242,462	201,684
- Additions	33,120	40,778
Ending balance	275,582	242,462

Accumulated depreciation:
Beginning balance	(10,353)	(1,844)
- Additions	(10,499)	(8,509)
Ending balance	(20,852)	(10,353)

Net book value	254,730	232,109